Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Calculation of Earnings Per Share (EPS)

The following table sets forth the details of the calculation of earnings per share (EPS) for the years ended December 31:

	2008		2009		2010
	(in millions of Won, except per share data)
Basic EPS
Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522
Accretion and dividends on redeemable preferred stock and redeemable convertible preferred stock		(230,586)		(230,586)		(230,586)

Net income attributable to common stock shareholders	(Won)	1,250,113	(Won)	903,266	(Won)	2,613,936
Weighted-average number of common stocks outstanding (in thousands)		417,673		461,500		474,200
Net income per share

Basic net earnings per share	(Won)	2,993	(Won)	1,957	(Won)	5,512

Diluted EPS
Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522
Dividends on redeemable preferred stock		(202,930)		(202,930)		(202,930)

Net income attributable to common stock shareholders	(Won)	1,277,769	(Won)	930,922	(Won)	2,641,592
Weighted-average number of common stocks outstanding (in thousands)		417,673		461,500		474,200
Diluted effect of redeemable convertible preferred stock (in thousands)		14,721		14,721		14,721

Weighted-average number of common stock outstanding, assuming dilution (in thousands)		432,394		476,221		488,921
Net income per share

Diluted net earnings per share	(Won)	2,955	(Won)	1,955	(Won)	5,403